FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
Schedule of fair values of the financial instruments

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Assets:
Cash and cash equivalents	$704,153	$704,153	$742,099	$742,099
Marketable securities	165,695	165,695	563,997	563,997
Auction rate securities	5,870	5,870	13,100	13,100
Long-term marketable equity securities	74,691	74,691	—	—
Notes receivable	3,424	3,058	3,316	2,818
Liabilities:
Contingent consideration arrangement	(10,000)	(10,000)	—	—
Long-term debt	(95,844)	(93,339)	(95,844)	(83,363)
Guarantee of an equity method investee's debt	(5,000)	(5,000)	—	—
Letters of credit and surety bond	N/A	(312)	N/A	(362)